Janus Henderson Contrarian Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.2%
Aerospace & Defense – 2.9%
Howmet Aerospace Inc	4,794,494	$152,608,744
Biotechnology – 4.0%
AbbVie Inc	679,934	92,063,064
Biohaven Pharmaceutical Holding Co Ltd*	232,316	32,015,468
Insmed Inc*	1,252,999	34,131,693
Neurocrine Biosciences Inc*	628,123	53,497,236
		211,707,461
Capital Markets – 5.5%
Apollo Global Management Inc	1,621,915	117,475,303
Morgan Stanley	1,569,283	154,040,819
Patria Investments Ltd - Class A	1,372,637	22,236,719
		293,752,841
Consumer Finance – 5.1%
Capital One Financial Corp	905,288	131,348,236
OneMain Holdings Inc	2,837,719	141,999,459
		273,347,695
Containers & Packaging – 7.4%
Crown Holdings Inc	3,585,900	396,672,258
Diversified Consumer Services – 0.7%
Terminix Global Holdings Inc*	827,054	37,407,652
Electric Utilities – 2.6%
American Electric Power Co Inc	1,591,798	141,622,268
Entertainment – 2.1%
Liberty Media Corp-Liberty Formula One*	1,752,046	110,799,389
Equity Real Estate Investment Trusts (REITs) – 4.7%
VICI Properties Inc	8,296,670	249,812,734
Health Care Equipment & Supplies – 5.1%
Boston Scientific Corp*	4,180,110	177,571,073
Globus Medical Inc*	1,311,819	94,713,332
		272,284,405
Hotels, Restaurants & Leisure – 8.4%
Caesars Entertainment Inc*	2,981,456	278,855,580
Monarch Casino & Resort Inc*	613,079	45,337,192
Rush Street Interactive Inc*,£	4,175,117	68,889,430
Sportradar Group AG - Class A*,#	3,055,490	53,684,959
		446,767,161
Interactive Media & Services – 2.4%
Snap Inc - Class A*	2,714,172	127,647,509
Internet & Direct Marketing Retail – 4.5%
Amazon.com Inc*	72,622	242,146,439
Leisure Products – 2.0%
Hasbro Inc	1,030,786	104,913,399
Metals & Mining – 7.2%
Constellium SE*,£	7,896,242	141,421,694
Freeport-McMoRan Inc	5,862,124	244,626,435
		386,048,129
Multi-Utilities – 1.7%
Sempra Energy	683,060	90,355,177
Oil, Gas & Consumable Fuels – 1.5%
Occidental Petroleum Corp	2,763,493	80,113,662
Personal Products – 1.1%
Beauty Health Co/The*	2,506,381	60,554,165
Pharmaceuticals – 9.5%
Collegium Pharmaceutical Inc*	1,300,294	24,289,492
Horizon Therapeutics PLC*	3,006,663	323,998,005
Organon & Co	5,238,804	159,521,582
		507,809,079
Semiconductor & Semiconductor Equipment – 9.6%
Analog Devices Inc	849,988	149,402,391
Lam Research Corp	202,929	145,936,390
Marvell Technology Inc	992,969	86,874,858
Teradyne Inc	795,556	130,097,273
		512,310,912
Software – 2.9%
Ceridian HCM Holding Inc*	477,465	49,875,994
Zendesk Inc*	1,018,394	106,208,310
		156,084,304

Shares or Principal Amounts		Value
Common Stocks– (continued)
Textiles, Apparel & Luxury Goods – 3.9%
Deckers Outdoor Corp*	289,483	$106,040,518
Under Armour Inc*	5,751,632	103,759,441
		209,799,959
Trading Companies & Distributors – 3.4%
Core & Main Inc - Class A*	2,475,241	75,098,812
Ferguson PLC	613,361	108,780,208
		183,879,020
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc*	451,081	52,316,374
Total Common Stocks (cost $3,850,801,921)		5,300,760,736
Investment Companies– 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $40,899,443)	40,895,353	40,899,443
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	11,718,396	11,718,396
Time Deposits – 0.1%
Royal Bank of Canada, 0.0400%, 1/3/22	$2,929,599	2,929,599
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,647,995)		14,647,995
Total Investments (total cost $3,906,349,359) – 100.3%		5,356,308,174
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(14,087,945)
Net Assets – 100%		$5,342,220,229

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,138,964,802	96.0%
Netherlands	141,421,694	2.6
Switzerland	53,684,959	1.0
Cayman Islands	22,236,719	0.4

Total	$5,356,308,174	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/21
Common Stocks - 3.9%
Hotels, Restaurants & Leisure - 1.3%
Rush Street Interactive Inc*	$-	$-	$(12,520,273)	$68,889,430
Metals & Mining - 2.6%
Constellium SE*	-	-	(6,869,731)	141,421,694
Total Common Stocks	$-	$-	$(19,390,004)	$210,311,124
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	13,806	1,023	(1,023)	40,899,443
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	16,637∆	-	-	11,718,396
Total Affiliated Investments - 4.9%	$30,443	$1,023	$(19,391,027)	$262,928,963

(1) For securities that were affiliated for a portion of the period ended December 31, 2021, this column reflects amounts for the entire period ended December 31, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Common Stocks - 3.9%
Hotels, Restaurants & Leisure - 1.3%
Rush Street Interactive Inc*	-	81,409,703	-	68,889,430
Metals & Mining - 2.6%
Constellium SE*	148,291,425	-	-	141,421,694
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	132,374,603	312,424,957	(403,900,117)	40,899,443
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	8,035,668	88,398,988	(84,716,260)	11,718,396

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2021

Value*
Written options contracts, call	$66,610

* Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold. Futures contracts and centrally-cleared swaps are reported as the average ending monthly notional value. Options are reported as the average ending monthly market value.

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$5,300,760,736	$-	$-
Investment Companies	-	40,899,443	-
Investments Purchased with Cash Collateral from Securities Lending	-	14,647,995	-
Total Assets	$5,300,760,736	$55,547,438	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70214 03-22